CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows used in operating activities
Net loss for the year	$ (4,000,671)	$ (1,068,391)	$ (401,105)
Items not affecting cash:
Current income tax expense	155	0	0
Depreciation	354	527	780
Interest and finance income	(493,743)	(183,213)	0
Realized gain on marketable securities	0	0	(6,443)
Share-based compensation	481,394	162,628	0
Unrealized fair value loss on marketable securities	9,051	174,634	108,653
Unrealized foreign exchange gain	(119)	(678,210)	0
Write-off of E&E assets	2,252,786	0	0
Changes in non-cash working capital items:
Receivables and other	20,490	(207,210)	(9,867)
Accounts payable and accrued liabilities	44,415	7,423	31,283
Income taxes paid	(155)	0	0
Net cash used in operating activities	(1,686,043)	(1,791,812)	(276,699)
Cash flows generated by (used in) investing activities
Expenditures on E&E assets	(1,563,428)	(1,066,431)	(586,923)
Interest received	524,436	49,156	0
Proceeds from sale of marketable securities	0	0	38,632
Purchase of short-term investments	(13,500,000)	(14,000,000)	0
Redemption of short-term investments	16,500,000	2,500,000	0
Net cash generated by (used in) investing activities	1,961,008	(12,517,275)	(548,291)
Cash flows generated by financing activities
Proceeds from initial public offering ("IPO")	0	15,019,000	0
Share issuance costs	0	(1,165,580)	0
Net cash generated by financing activities	0	13,853,420	0
Increase (decrease) in cash and cash equivalents for the year	274,965	(455,667)	(824,990)
Cash and cash equivalents, beginning of year	630,623	1,094,550	1,902,133
Effect of foreign exchange rate changes on cash and cash equivalents	1,963	(8,260)	17,407
Cash and cash equivalents, end of year	$ 907,551	$ 630,623	$ 1,094,550